Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated July 15, 2016 to the

Ashmore Funds Prospectus,

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore

Emerging Markets Frontier Equity Fund

In the section entitled “Summary Information about the Funds,” for Ashmore Emerging Markets Value Fund and Ashmore Emerging Markets Small-Cap Equity Fund, the sub-sections entitled “Management of the Fund—Portfolio Managers” are hereby replaced with the following:

Portfolio Manager—Felicia Morrow, Chief Executive Officer and Chief Investment Officer of the Subadviser, lead portfolio manager of the Fund. Ms. Morrow has participated in the day-to-day management of the Fund since its inception in June 2011.

In the section entitled “Summary Information about the Funds,” for Ashmore Emerging Markets Frontier Equity Fund, the sub-section entitled “Management of the Fund—Portfolio Managers” is hereby replaced with the following:

Portfolio Managers—Felicia Morrow, Chief Executive Officer and Chief Investment Officer of the Subadviser; Bryan D’Aguiar, Portfolio Manager; Andy Brudenell, Portfolio Manager. Each of the portfolio managers with the exception of Mr. Brudenell has participated in the management of the Fund since its inception. Mr. Brudenell has participated in the management of the Fund since December 2015.

In the section entitled “Management of the Funds,” the table in the sub-section entitled “Subadviser” is hereby replaced with the following:

The individuals at the Subadviser listed below have or share primary responsibility for the day-to-day management of the noted Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Bryan D’Aguiar	Inception	Bryan D’Aguiar is a Portfolio Manager responsible for the Middle East. Prior to joining AEIM in 2009, he was a Vice President—head of equity research at NCB Capital, the securities arm of Saudi Arabia’s largest bank, where he focused on building their MENA institutional research division. Prior to that position, he was the head of research and a member of the investment committee at Securities and Investment Co (SICO), a Bahrain-based investment bank, focusing on GCC equity markets. He was earlier the Investment Strategist within the institutional equities team at B&K Securities in India, as well as an Asiamoney rated banking analyst. He holds a B.Commerce (Honors in Taxation) from Mumbai University, and an M.B.A. (Finance) from the Goa Institute of Management. He is a CFA Charterholder.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Investors Should Retain This Supplement for Future Reference

Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated July 15, 2016 to the

Ashmore Funds Statement of Additional Information (“SAI”),

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore

Emerging Markets Frontier Equity Fund

In the section entitled “Portfolio Managers,” the table in the sub-section entitled “Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund” is hereby replaced with the following:

Investment decisions for the Funds are made by the individuals at the Subadviser listed below, who have or share primary responsibility for the day-to-day management of the noted Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Value Fund and Ashmore Emerging Markets Small-Cap Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow	Inception	See above.

	Bryan D’Aguiar	Inception	Bryan D’Aguiar is a Portfolio Manager responsible for the Middle East. Prior to joining AEIM in 2009, he was a Vice President – head of equity research at NCB Capital, the securities arm of Saudi Arabia’s largest bank, where he focused on building their MENA institutional research division. Prior to that position, he was the head of research and a member of the investment committee at Securities and Investment Co (SICO), a Bahrain-based investment bank, focusing on GCC equity markets. He was earlier the Investment Strategist within the institutional equities team at B&K Securities in India, as well as an Asiamoney rated banking analyst. He holds a B.Commerce (Honors in Taxation) from Mumbai University, and an M.B.A. (Finance) from the Goa Institute of Management. He is a CFA Charterholder.

	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

In the section entitled “Portfolio Managers,” the tables in the sub-section entitled “Other Accounts Managed” are hereby replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller and Robin Forrest)	2	$992,580,567	59	$12,084,304,247	86	$35,615,365,543
Felicia Morrow	0	$0	6	$307,626,674	5	$1,269,361,293
Bryan D’Aguiar	0	$0	1	$401,433,862	0	$0
Andy Brudenell(1)	0	$0	0	$0	1	$31,207,414

Accounts and Assets for which the Advisory Fee is Based on Performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller and Robin Forrest)	0	$0	20	$4,196,839,495	9	$2,180,679,204
Felicia Morrow	0	$0	0	$0	1	$112,557,476
Bryan D’Aguiar	0	$0	0	$0	0	$0
Andy Brudenell(1)	0	$0	0	$0	0	$0

(1)	Mr. Brudenell commenced management of Ashmore Emerging Markets Frontier Equity Fund on December 14, 2015, and his Other Accounts Managed information is current as of December 31, 2015.

Investors Should Retain This Supplement for Future Reference